Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 175,268 $ 174,211 $ 183,593 $ 182,478
Other debt securities 63,409 63,171 56,846 56,679
Total debt securities at amortized cost, net of allowance for credit losses 238,677 237,382 240,439 239,157
Total loans, net of allowance for loan losses

964,289 965,599 953,012 956,424
Total financial assets not carried at fair value $ 1,202,966 $ 1,202,981 $ 1,193,451 $ 1,195,581
FINANCIAL LIABILITIES
Deposits $ 1,243,431 $ 1,242,629 $ 1,267,104 $ 1,267,466
Securitization liabilities at amortized

cost

16,017 15,973 14,841 14,805
Subordinated notes and debentures

10,345

10,422

10,733 10,929
Total financial liabilities not carried at fair value $ 1,269,793 $ 1,269,024 $ 1,292,678 $ 1,293,200
This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Transfers Between Fair Value Hierarchy Levels
Transfers Between Fair Value Hierarchy Levels
(millions of Canadian dollars) For the three months ended
April 30, 2026 April 30, 2025
Level 1 to Level 2 Level 2 to Level 1 Level 1 to Level 2 Level 2 to Level 1
Trading loans, securities, and other $ 1,874 $ 1,133 $ – $ 1,660
Financial assets at fair value through other

comprehensive
income 498 627 – 3,584
Obligations related to securities sold

short
2,040 906 – 1,856
For the six months ended
April 30, 2026 April 30, 2025
Level 1 to Level 2 Level 2 to Level 1 Level 1 to Level 2 Level 2 to Level 1
Trading loans, securities, and other $ 4,054 $ 1,641 $ – $ 1,972
Financial assets at fair value through other

comprehensive
income 1,008 629 – 3,586
Obligations related to securities sold

short
3,102 1,965 – 910

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
six months ended April 30, 2026 and April 30,

2025.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2026 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2026 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 67 $ – $ – $ – $ (19) $ 1 $ (1) $ 48 $ (1)
Equity securities 23 2 – – – – – 25 –
Trading loans 179 (9) – 256 – – – 426 –

269 (7) – 256 (19) 1 (1) 499

(1)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,622 39 (2) 50 (184) 4 – 1,529 22
Loans – – – 1 – – – 1 –
1,622 39 (2) 51 (184) 4 – 1,530 22
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

2,159 – 8 1 (25) – – 2,143 3

$ 2,159 $ – $ 8 $ 1 $ (25) $ – $ – $ 2,143 $ 3
FINANCIAL LIABILITIES
Trading deposits
6
$ (224) $ 18 $ – $ (6) $ 53 $ – $ 1 $ (158) $ 20
Derivatives 7
Interest rate contracts

(62) (15) – – – – – (77)

(24)
Foreign exchange contracts (1) – – – – – – (1) –
Equity contracts (120) 19 – – (4) – (2) (107) 18
Commodity and other contracts (17) 25 – 4 – 24 – 36 25

(200) 29 – 4 (4) 24 (2) (149)

19
Financial liabilities designated
at fair value through profit
or loss

– (7) – (3) 6 – – (4)

6
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2025 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2026 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 67 $ (1) $ – $ – $ (22) $ 5 $ (1) $ 48 $ (4)
Equity securities 25 – – – – – – 25 –
Trading loans – (123) – 549 – – – 426 –

92 (124) – 549 (22) 5 (1) 499

(4)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,567 43 (6) 119 (198) 4 – 1,529 32
Loans – – – 1 – – – 1 –
1,567 43 (6) 120 (198) 4 – 1,530 32
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

1,911 – 149 171 (88) – – 2,143 8

$ 1,911 $ – $ 149 $ 171 $ (88) $ – $ – $ 2,143 $ 8
FINANCIAL LIABILITIES
Trading deposits 6 $ (273) $ 39 $ – $ (6) $ 74 $ – $ 8 $ (158) $ 44
Derivatives 7
Interest rate contracts

(68) (11) – – 2 – – (77) (16)
Foreign exchange contracts (2) 4 – – – – (3) (1) –
Equity contracts (155) 21 – – (5) 1 31 (107) 27
Commodity and other contracts (55) 64 – 4 (1) 24 – 36 76

(280) 78 – 4 (4) 25 28 (149) 87
Financial liabilities designated
at fair value through profit
or loss

(2) (2) – (9) 9 – – (4) (2)
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income (OCI).
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
76

million (January 31, 2026/February 1, 2026 – $
25

million; October 31, 2025/November 1, 2025 – $
11

million) and derivative liabilities of $
225

million
(January 31, 2026/February 1, 2026 – $ 225

million; October 31, 2025/November 1, 2025 – $
291

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
February 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2025 in income
2
in OCI
3
Issuances

Settlements Level 3 Level 3 2025 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 11 $ – $ – $ – $ (7) $ 2 $ – $ 6 $ –
Equity securities 8 – – 20 – – – 28 –

19 – – 20 (7) 2 – 34

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,287 (40) – 39 (20) – (13) 1,253 (43)
1,287 (40) – 39 (20) – (13) 1,253 (43)
Financial assets at fair value
through other

comprehensive income
Other debt securities 3 – – – (3) – – – (3)
Equity securities

3,174 – 3 1 (370) – – 2,808 (357)

$ 3,177 $ – $ 3 $ 1 $ (373) $ – $ – $ 2,808 $ (360)
FINANCIAL LIABILITIES
Trading deposits 5 $ (459) $ 24 $ – $ (52) $ 103 $ – $ – $ (384) $ 27
Derivatives
6
Interest rate contracts

(155) 74 – – – – – (81)

68
Foreign exchange contracts 21 (23) – – (1) 2 – (1) (8)
Equity contracts (29) (98) – – – (4) – (131) (95)
Commodity and other contracts (4) (16) – – – – – (20) (12)

(167) (63) – – (1) (2) – (233)

(47)
Financial liabilities designated
at fair value through profit
or loss

(1) 7 – (7) – – – (1)

7
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of April 30 instruments
2024 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2025 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 26 $ – $ – $ – $ (22) $ 2 $ – $ 6 $ –
Equity securities

12 1 – 22 (7) – – 28 –

38 1 – 22 (29) 2 – 34

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 (14) – 54 (37) 30 (13) 1,253 (30)
1,233 (14) – 54 (37) 30 (13) 1,253 (30)
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 – 3 3 (553) – – 2,808 –

$ 3,362 $ – $ 3 $ 3 $ (560) $ – $ – $ 2,808 $ –
FINANCIAL LIABILITIES
Trading deposits
5
$ (505) $ 28 $ – $ (124) $ 217 $ – $ – $ (384) $ 34
Derivatives
6
Interest rate contracts

(158) 67 – – 10 – – (81)

70
Foreign exchange contracts 1 (16) – – 3 9 2 (1) (5)
Equity contracts (24) (103) – – (2) (2) – (131) (102)
Commodity and other contracts (10) (10) – – – – – (20) (9)

(191) (62) – – 11 7 2 (233)

(46)
Financial liabilities designated
at fair value through profit
or loss

(24) 6 – (14) 31 – – (1)

6
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
32

million (January 31, 2025/February 1, 2025 – $
38

million; October 31, 2024/November 1, 2024 – $
30

million) and derivative liabilities of $
265

million
(January 31, 2025/February 1, 2025 – $ 205

million; October 31, 2024/November 1, 2024 – $
221

million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on a

recurring basis as at
April 30, 2026 and October 31, 2025.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
April 30, 2026 October 31, 2025
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 3,767 $ 4,323 $ – $ 8,090 $ 4,892 $ 3,875 $ – $ 8,767
Provinces

– 5,939 – 5,939 – 4,537 – 4,537
U.S. federal, state, municipal governments,

and agencies debt
4,276 24,255 – 28,531 2,973 20,811 – 23,784
Other OECD 2

government-guaranteed debt
189 6,502 – 6,691 283 5,818 – 6,101
Mortgage-backed securities – 794 – 794 – 768 – 768
Other debt securities
Canadian issuers

– 7,583 48 7,631 – 6,695 67 6,762
Other issuers – 17,607 – 17,607 – 16,508 – 16,508
Equity securities 92,306 280 25 92,611 87,713 171 25 87,909
Trading loans

– 30,114 426 30,540 – 30,032 – 30,032
Commodities 31,805 1,441 – 33,246 33,446 1,521 – 34,967
Retained interests – – – – – 1 – 1

132,343 98,838 499 231,680 129,307 90,737 92 220,136
Non-trading financial assets at fair value

through profit or loss
Securities 536 5,249 1,529 7,314 465

5,019 1,567 7,051
Loans – 780 1 781 – 344 – 344
536 6,029 1,530 8,095 465 5,363 1,567 7,395
Derivatives
Interest rate contracts

6 9,749 11 9,766 6

10,990 8 11,004
Foreign exchange contracts

106 40,883 1 40,990 30 53,576 3 53,609
Credit contracts

– 87 – 87 – 44 – 44
Equity contracts

179 16,305 – 16,484 162 12,534 – 12,696
Commodity and other contracts

735 6,709 64 7,508 752 4,867 – 5,619
1,026 73,733 76 74,835 950 82,011 11 82,972
Financial assets designated at
fair value through profit or loss
Securities
1
– 7,299 – 7,299 –

6,986 – 6,986
– 7,299 – 7,299 – 6,986 – 6,986
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal 129 17,010 – 17,139 100 15,791 – 15,891
Provinces

– 21,013 – 21,013 – 21,080 – 21,080
U.S. federal, state, municipal governments,

and agencies debt
500 53,965 – 54,465 851 53,641 – 54,492
Other OECD government-guaranteed debt – 8,335 – 8,335 – 7,875 – 7,875
Mortgage-backed securities – 1,840 – 1,840 – 1,896 – 1,896
Other debt securities
Asset-backed securities – 8,327 – 8,327 – 8,709 – 8,709
Corporate and other debt – 13,765 – 13,765 – 13,091 – 13,091
Equity securities 1,188 4 2,143 3,335 1,136 – 1,911 3,047
Loans – 393 – 393 – 288 – 288

1,817 124,652 2,143 128,612 2,087 122,371 1,911 126,369
Securities purchased under reverse
repurchase agreements – 6,901 – 6,901 – 7,574 – 7,574
FINANCIAL LIABILITIES
Trading deposits

–

39,150

158

39,308

– 37,609 273 37,882
Derivatives

Interest rate contracts

4 9,763 88 9,855 6

9,572

76

9,654
Foreign exchange contracts

75 33,505 2 33,582 24 42,496 5 42,525
Credit contracts

– 378 – 378 – 440 – 440
Equity contracts

– 23,570 107 23,677 – 19,528 155 19,683
Commodity and other contracts

1,190 5,822 28 7,040 806 6,193 55 7,054
1,269 73,038 225 74,532 836 78,229 291

79,356
Securitization liabilities at fair value – 26,028 – 26,028 –

25,283

–

25,283
Financial liabilities designated at fair value
through profit or loss – 222,499 4 222,503 –

197,633

2

197,635
Obligations related to securities sold short 1

13,866 28,427 – 42,293 15,342

28,453

–

43,795
Obligations related to securities sold
under repurchase agreements – 11,106 – 11,106 – 11,557 – 11,557
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).